PRUDENTIAL PREMIER® RETIREMENT VARIABLE ANNUITY

PRUDENTIAL PREMIER® INVESTMENT VARIABLE ANNUITYSM (“B SERIES”)
PRUDENTIAL PREMIER® INVESTMENT VARIABLE ANNUITYSM (“C SERIES”)

PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

Supplement dated February 14, 2020
to Prospectuses dated April 29, 2019

This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and Statements of Additional Information.

This Supplement contains information about changes for the AST Franklin Templeton K2 Global Absolute Return Portfolio and the AST Goldman Sachs Global Growth Allocation Portfolio of the Advanced Series Trust available through your Annuity. If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.

AST Franklin Templeton K2 Global Absolute Return Portfolio – Merger:

Effective on or about April 27, 2020 (the “Effective Date”), subject to approval by its shareholders, the AST Franklin Templeton K2 Global Absolute Return Portfolio (the “Target Portfolio”) will be merged into the AST Prudential Flexible Multi-Strategy Portfolio (the “Acquiring Portfolio”) as noted below. This merger has been approved by the Board of Trustees of the Advanced Series Trust on behalf of the portfolio.

Target Portfolio	Acquiring Portfolio
AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Prudential Flexible Multi-Strategy Portfolio

On the Effective Date, the Target Portfolio will no longer be available under your annuity contract, and any Account Value allocated to the Sub-account investing in the Target Portfolio will be transferred to the Sub-account investing in the Acquiring Portfolio. This transfer will be made by replacing your contract’s units of the Sub-account investing in the Target Portfolio with units of the Sub-account investing in the Acquiring Portfolio based on the unit value of each Portfolio at the time of the merger.

The current annual expenses for the AST Prudential Flexible Multi-Strategy Portfolio are shown below. The table captioned “Underlying Mutual Fund Portfolio Annual Expenses” in the “Summary of Contract Fees and Expenses” section of the Prospectus is as follows with respect to the Portfolio shown below:

UNDERLYING PORTFOLIO ANNUAL EXPENSES
(as a percentage of the average daily net assets of the underlying Portfolios)
For the year ended December 31, 2018
FUNDS	Management Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reimbursement	Net Annual Fund Operating Expenses
AST Prudential Flexible Multi-Strategy Portfolio	0.98%	0.33%	0.25%	0.00%	0.00%	0.71%	2.27%	0.79%	1.48%

AST Prudential Flexible Multi-Strategy Portfolio
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (including net distribution fees, acquired fund fees and expenses due to investments in underlying Portfolios of the Trust) (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 1.480% of the Portfolio’s average daily net assets through June 30, 2020. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

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On and after April 27, 2020, the annual expenses may be different from those shown above and you should refer to the then current prospectus for your Annuity at that time.

In the “Investment Options” section of the Prospectus, information pertaining to the AST Prudential Flexible Multi-Strategy Portfolio is as follows:

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER/SUBADVISER(S)
AST Prudential Flexible Multi-Strategy Portfolio	Seeks to provide capital appreciation.	Jennison Associates, LLC PGIM Fixed Income QMA LLC

Please note that you have the ability to transfer Account Value out of the Target Portfolio into an investment option available under your annuity contract any time prior to the Effective Date. Such transfers will be free of charge and will not count as one of your annual free transfers under your annuity contract. Also, for a period of 60 days after the Effective Date, any Account Value that was transferred to the Acquiring Portfolio as a result of the merger can be transferred into an investment option available under your annuity contract free of charge and will not count as one of your annual free transfers. It is important to note that any investment option into which you make your transfer will be subject to the transfer limitations described in your Prospectus. Please refer to your Prospectus for detailed information about investment options.

After the Effective Date, the Target Portfolio will no longer exist and, unless you instruct us otherwise, any outstanding instruction you have on file with us that designates the Target Portfolio will be deemed an instruction for the Acquiring Portfolio. This includes, but is not limited to, Systematic Withdrawals and Dollar Cost Averaging.

You may wish to consult with your financial professional to determine if your existing allocation instructions should be changed before or after the Effective Date.

AST Goldman Sachs Global Growth Allocation Portfolio – Merger:

Effective on or about April 27, 2020 (the “Effective Date”), subject to approval by its shareholders, the AST Goldman Sachs Global Growth Allocation Portfolio (the “Target Portfolio”) will be merged into the AST T. Rowe Price Diversified Real Growth Portfolio (the “Acquiring Portfolio”) as noted below. This merger has been approved by the Board of Trustees of the Advanced Series Trust on behalf of the portfolio.

Target Portfolio	Acquiring Portfolio
AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio

On the Effective Date, the Target Portfolio will no longer be available under your annuity contract, and any Account Value allocated to the Sub-account investing in the Target Portfolio will be transferred to the Sub-account investing in the Acquiring Portfolio. This transfer will be made by replacing your contract’s units of the Sub-account investing in the Target Portfolio with units of the Sub-account investing in the Acquiring Portfolio based on the unit value of each Portfolio at the time of the merger.

The current annual expenses for the AST T. Rowe Price Diversified Real Growth Portfolio are shown below. The table captioned “Underlying Mutual Fund Portfolio Annual Expenses” in the “Summary of Contract Fees and Expenses” section of the Prospectus is as follows with respect to the Portfolio shown below:

UNDERLYING PORTFOLIO ANNUAL EXPENSES
(as a percentage of the average daily net assets of the underlying Portfolios)
For the year ended December 31, 2018
FUNDS	Management Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reimbursement	Net Annual Fund Operating Expenses
AST T. Rowe Price Diversified Real Growth Portfolio	0.73%	0.94%	0.25%	0.00%	0.00%	0.06%	1.98%	0.93%	1.05%
AST T. Rowe Price Diversified Real Growth Portfolio
The Manager has contractually agreed to waive 0.010% of its investment management fee through June 30, 2020. The Manager has contractually agreed to waive a portion of its investment management fee equal to the subadvisory fee waiver due to investments in the underlying portfolios managed by the subadviser or an affiliate of the subadviser.In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee (after management fee waiver) plus other expenses (including net distribution fees, acquired fund fees and expenses due to investments in underlying Portfolios of the

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Trust and underlying portfolios managed or subadvised by the subadviser) (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 1.050% of the Portfolio’s average daily net assets through June 30, 2020. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

On and after April 27, 2020, the annual expenses may be different from those shown above and you should refer to the then current prospectus for your Annuity at that time.

In the “Investment Options” section of the Prospectus, information pertaining to the AST T. Rowe Price Diversified Real Growth Portfolio is as follows:

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER/SUBADVISER(S)
AST T. Rowe Price Diversified Real Growth Portfolio	Seeks long-term capital appreciation and secondarily, income.	T. Rowe Price Associates, Inc. T. Rowe Price International Ltd. T. Rowe Price Japan, Inc. T. Rowe Price Hong Kong Limited

Please note that you have the ability to transfer Account Value out of the Target Portfolio into an investment option available under your annuity contract any time prior to the Effective Date. Such transfers will be free of charge and will not count as one of your annual free transfers under your annuity contract. Also, for a period of 60 days after the Effective Date, any Account Value that was transferred to the Acquiring Portfolio as a result of the merger can be transferred into an investment option available under your annuity contract free of charge and will not count as one of your annual free transfers. It is important to note that any investment option into which you make your transfer will be subject to the transfer limitations described in your Prospectus. Please refer to your Prospectus for detailed information about investment options.

After the Effective Date, the Target Portfolio will no longer exist and, unless you instruct us otherwise, any outstanding instruction you have on file with us that designates the Target Portfolio will be deemed an instruction for the Acquiring Portfolio. This includes, but is not limited to, Systematic Withdrawals and Dollar Cost Averaging.

You may wish to consult with your financial professional to determine if your existing allocation instructions should be changed before or after the Effective Date.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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